Schedule of information by revenue (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)		Jun. 30, 2025 SGD ($)
Segment Reporting [Line Items]
Revenue	$ 1,580	$ 2,045		$ 2,162
Gross profit	$ 344	446		624
Swim Fees [Member]
Segment Reporting [Line Items]
Revenue		2,038		2,158
Gross profit		484		628
Sales of Merchandise [Member]
Segment Reporting [Line Items]
Revenue		4		4
Gross profit		(38)		(4)
Pickle Ball [Member]
Segment Reporting [Line Items]
Revenue		3
Gross profit			[1]

[1]	Below S$1,000